THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       NOVEMBER 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
        AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 16, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2003

Check here if Amendment [X] ; Amendment Number:  1

This Amendment (Check only one.):    [ ]  is a restatement.
                                     [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Vicuna Advisors LLC

Address:     230 Park Avenue, 7th Floor     New York     New York     10169

Form 13F File Number:   028-10416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joshua G. Welch
Title:            Managing Member
Phone:            212-499-2938

Signature, Place, and Date of Signing:

/s/ Joshua G. Welch             New York, NY         17th day of February, 2004
--------------------------      ------------         --------------------------
[Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          3

Form 13F Information Table Entry Total:                     3

Form 13F Information Table Value Total:             $  55,052
                                                   -----------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number      Name
--      --------------------      ----

1.      028-10412                 Vicuna Master US L.P.
2.      028-10414                 Vicuna Partners LLC
3.      028-10415                 Joshua G. Welch

                                                        FORM 13F INFORMATION TABLE

                                                      VALUE     SHARES/   SH/   PUT/    INVSTMT     OTHER        VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN   CALL    DSCRETN     MANAGERS   SOLE    SHARED  NONE
---------------           --------------    -----    --------   -------   ---   ----    -------     --------   ----    ------  ----
CNA FINANCIAL CORP          COM           126117100    25244    1200000   SH         SHARED-DEFINED   123     1200000
MERCURY GENERAL CORP        COM           589400100    26868     600000   SH         SHARED-DEFINED   123      600000
TRICO MARINE SERVICES INC   COM           896106101     2940    1399900   SH         SHARED-DEFINED   123     1399900
                                                       -----
                                                       55052